Organization and Business (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cumulative net loss	$ (123,474,000)	$ (123,478,000)
Net income (loss)	4,000	(6,554,000)
Net product sales	6,917,000	1,909,000
Cash on hand		398,000
Cash to fund operations	(2,990,000)
Cash used in operations	669,000	(2,990,000)
Cash and cash equivalents	3,839,000	398,000
Proceeds from sale of common stock	2,830,000	1,710,000
Stockholders equity	$ 4,811,000	$ 1,190,000	$ 1,281,000